Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The company does not currently grant stock options, stock appreciation rights or similar option-like instruments (“Options”), and the Compensation Committee does not presently intend to introduce Options into the company’s long-term equity incentive compensation program. Accordingly, the company has no specific policy or practice on the timing of Options with respect to the disclosure of material nonpublic information by the company. If the company determines to grant Options, the Compensation Committee intends to adopt appropriate policies and practices regarding the timing of such awards with respect to the disclosure of material nonpublic information.

Award Timing Method	Accordingly, the company has no specific policy or practice on the timing of Options with respect to the disclosure of material nonpublic information by the company. If the company determines to grant Options, the Compensation Committee intends to adopt appropriate policies and practices regarding the timing of such awards with respect to the disclosure of material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the company has no specific policy or practice on the timing of Options with respect to the disclosure of material nonpublic information by the company.